FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

14. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2023, 2024 and 2025 respectively:

	December 31, 2023
RMB	Level 1	Level 2	Level 3	Total Fair Value
Assets
Short-term investments	-	-	422,559	422,559

	December 31, 2024
RMB	Level 1	Level 2	Level 3	Total Fair Value
Assets
Short-term investments	-	-	291,280	291,280

	December 31, 2025
RMB	Level 1	Level 2	Level 3	Total Fair Value
Assets
Short-term investments	-	-	359,734	359,734

The table below reflects the reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the years ended December 31, 2023, 2024 and 2025:

				Year ended December 31, 2023
				Gain or Losses
RMB	January 1, 2023	Purchase/ Issue	Sell / Exercise	Included in earnings	Included in other comprehensive loss	Foreign currency translation adjustment included in other comprehensive loss	December 31, 2023
Assets
Short term investments	412,031	28,187	24,663	563	-	6,441	422,559

				Year ended December 31, 2024
				Gain or Losses
RMB	January 1, 2024	Purchase/ Issue	Sell / Exercise	Included in earnings	Included in other comprehensive loss	Foreign currency translation adjustment included in other comprehensive loss	December 31, 2024
Assets
Short term investments	422,559	222,036	357,825	11,859	-	(7,349)	291,280

				Year ended December 31, 2025
				Gain or Losses
RMB	January 1, 2025	Purchase/ Issue	Sell / Exercise	Included in earnings	Included in other comprehensive loss	Foreign currency translation adjustment included in other comprehensive loss	December 31, 2025
Assets
Short term investments	291,280	434,551	358,732	10,423	-	(17,788)	359,734